Document and Entity Information	Feb. 26, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001400810
Document Type	8-K
Document Period End Date	Feb. 26, 2021
Entity Registrant Name	HCI GROUP, INC.
Entity Incorporation State Country Code	FL
Entity File Number	01-34126
Entity Tax Identification Number	20-5961396
Entity Address, Address Line One	5300 West Cypress Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33607
City Area Code	(813)
Local Phone Number	405-3600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	HCI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false